SCHEDULE OF ACCOUNT RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Accounts receivable	$ 33,544	$ 49,682
Allowance for credit losses	(15,567)	(14,979)
Total	$ 17,977	$ 34,703